Performance Management - RUNNING OAK EFFICIENT GROWTH ETF	Aug. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility — or variability — of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index and an additional index with characteristics relevant to the Fund. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.runningoaketfs.com.

Performance Past Does Not Indicate Future [Text]	Of course, the fund’s past performance is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows the volatility — or variability — of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index and an additional index with characteristics relevant to the Fund.
Bar Chart [Heading]	TOTAL RETURNS – CALENDAR YEARS
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period shown on the bar chart, the fund’s highest total return for a quarter was 10.98% (quarter ended March 31, 2024) and the fund’s lowest total return for a quarter was -1.96% (quarter ended June 30, 2024).

Performance year-to-date ended September 30, 2025: 4.64%

Year to Date Return, Label [Optional Text]	year-to-date
Bar Chart, Year to Date Return	4.64%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Total Return
Highest Quarterly Return	10.98%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Total Return
Lowest Quarterly Return	(1.96%)
Lowest Quarterly Return, Date	Jun. 30, 2024
Performance Table Heading	Average Annual Total Return as of 12/31/24
Performance Table Narrative

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance [Table]
	Inception Date	One Year	Life of Fund
Return Before Taxes	6/7/23	17.13%	18.64%
Return After Taxes on Distributions		17.03%	18.50%
Return After Taxes on Distributions and Sale of Fund Shares		10.22%	14.35%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		25.02%	24.51%
S&P 500® Equal Weight Index (reflects no deduction for fees, expenses or taxes)		13.01%	14.98%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	www.runningoaketfs.com